PORTFOLIO OF INVESTMENTS – as of April 30, 2022 (Unaudited)

Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)

Common Stocks – 58.6% of Net Assets
	Aerospace & Defense – 1.0%
34	Axon Enterprise, Inc.(a)	$3,815
284	Boeing Co. (The)(a)	42,271
46	General Dynamics Corp.	10,880
7	L3Harris Technologies, Inc.	1,626
11	Lockheed Martin Corp.	4,753
51	Moog, Inc., Class A	4,073
6	Northrop Grumman Corp.	2,637
97	Raytheon Technologies Corp.	9,206

		79,261

	Air Freight & Logistics – 0.4%
135	Expeditors International of Washington, Inc.	13,375
11	FedEx Corp.	2,186
60	GXO Logistics, Inc.(a)	3,551
63	United Parcel Service, Inc., Class B	11,339

		30,451

	Airlines – 0.2%
155	Delta Air Lines, Inc.(a)	6,670
517	JetBlue Airways Corp.(a)	5,692

		12,362

	Auto Components – 0.3%
11	Aptiv PLC(a)	1,170
345	BorgWarner, Inc.	12,706
349	Dana, Inc.	5,169
45	Visteon Corp.(a)	4,712

		23,757

	Automobiles – 1.0%
168	Ford Motor Co.	2,379
554	General Motors Co.(a)	21,002
64	Tesla, Inc.(a)	55,729
49	Thor Industries, Inc.	3,751

		82,861

	Banks – 2.9%
250	Ameris Bancorp	10,425
479	Bank of America Corp.	17,091
237	Cadence Bank	5,934
576	Citigroup, Inc.	27,769
218	Citizens Financial Group, Inc.	8,589
102	Cullen/Frost Bankers, Inc.	13,494
84	Fifth Third Bancorp	3,153
1,141	FNB Corp.	13,144
796	Fulton Financial Corp.	12,075
468	Huntington Bancshares, Inc.	6,154
210	International Bancshares Corp.	8,356

Shares	Description	Value (†)

Common Stocks – continued
	Banks – continued
50	JPMorgan Chase & Co.	$5,968
508	KeyCorp	9,810
41	M&T Bank Corp.	6,832
32	PNC Financial Services Group, Inc. (The)	5,315
290	Regions Financial Corp.	6,009
301	Truist Financial Corp.	14,553
332	Trustmark Corp.	9,256
176	U.S. Bancorp	8,547
202	Webster Financial Corp.	10,098
499	Wells Fargo & Co.	21,771
87	Wintrust Financial Corp.	7,597

		231,940

	Beverages – 2.0%
39	Boston Beer Co., Inc. (The), Class A(a)	14,625
229	Coca-Cola Co. (The)	14,796
100	Constellation Brands, Inc., Class A	24,609
1,342	Keurig Dr Pepper, Inc.	50,191
564	Monster Beverage Corp.(a)	48,323
67	PepsiCo, Inc.	11,505

		164,049

	Biotechnology – 2.0%
95	AbbVie, Inc.	13,954
184	Alnylam Pharmaceuticals, Inc.(a)	24,551
46	Amgen, Inc.	10,727
116	Arrowhead Pharmaceuticals, Inc.(a)	4,769
10	Biogen, Inc.(a)	2,074
147	BioMarin Pharmaceutical, Inc.(a)	11,958
209	CRISPR Therapeutics AG(a)	10,371
32	Ligand Pharmaceuticals, Inc.(a)	2,971
53	Moderna, Inc.(a)	7,124
60	Neurocrine Biosciences, Inc.(a)	5,402
96	Regeneron Pharmaceuticals, Inc.(a)	63,274

		157,175

	Building Products – 0.5%
94	Builders FirstSource, Inc.(a)	5,788
34	Carlisle Cos., Inc.	8,818
107	Carrier Global Corp.	4,095
32	Johnson Controls International PLC	1,916
34	Lennox International, Inc.	7,248
101	Owens Corning	9,184
64	Trex Co., Inc.(a)	3,724

		40,773

	Capital Markets – 3.1%
14	Ameriprise Financial, Inc.	3,717
492	Bank of New York Mellon Corp. (The)	20,694
8	BlackRock, Inc.	4,997
621	Charles Schwab Corp. (The)	41,191

Shares	Description	Value (†)

Common Stocks – continued
	Capital Markets – continued
19	CME Group, Inc.	$4,168
56	FactSet Research Systems, Inc.	22,595
79	Goldman Sachs Group, Inc. (The)	24,134
198	Intercontinental Exchange, Inc.	22,930
172	Janus Henderson Group PLC	5,243
387	KKR & Co., Inc.	19,725
24	Moody’s Corp.	7,596
38	Morgan Stanley	3,062
43	MSCI, Inc.	18,114
60	Northern Trust Corp.	6,183
314	SEI Investments Co.	17,496
336	State Street Corp.	22,502
33	Virtus Investment Partners, Inc.	5,846

		250,193

	Chemicals – 0.7%
221	Dow, Inc.	14,697
30	DuPont de Nemours, Inc.	1,978
10	Ecolab, Inc.	1,693
93	HB Fuller Co.	6,203
67	Innospec, Inc.	6,386
11	International Flavors & Fragrances, Inc.	1,334
23	Linde PLC	7,175
79	Minerals Technologies, Inc.	5,025
11	PPG Industries, Inc.	1,408
11	Sherwin-Williams Co. (The)	3,025
46	Stepan Co.	4,697

		53,621

	Commercial Services & Supplies – 0.2%
48	MSA Safety, Inc.	5,793
57	Tetra Tech, Inc.	7,939
95	Viad Corp.(a)	3,111
16	Waste Management, Inc.	2,631

		19,474

	Communications Equipment – 0.3%
23	Arista Networks, Inc.(a)	2,658
112	Ciena Corp.(a)	6,179
216	Cisco Systems, Inc.	10,579
7	F5, Inc.(a)	1,172
61	Lumentum Holdings, Inc.(a)	4,954

		25,542

	Construction & Engineering – 0.2%
186	AECOM	13,124

	Consumer Finance – 1.4%
945	Ally Financial, Inc.	37,762
240	American Express Co.	41,930
241	Capital One Financial Corp.	30,034

Shares	Description	Value (†)

Common Stocks – continued
	Consumer Finance – continued
132	Green Dot Corp., Class A(a)	$3,495

		113,221

	Containers & Packaging – 0.1%
36	Ball Corp.	2,922
47	International Paper Co.	2,175
133	WestRock Co.	6,587

		11,684

	Distributors – 0.1%
33	Genuine Parts Co.	4,292

	Diversified Consumer Services – 0.2%
98	Grand Canyon Education, Inc.(a)	9,405
116	Service Corp. International	7,611

		17,016

	Diversified Telecommunication Services – 0.2%
1,462	Lumen Technologies, Inc.	14,708

	Electric Utilities – 0.4%
126	American Electric Power Co., Inc.	12,488
36	Eversource Energy	3,146
63	IDACORP, Inc.	6,626
121	NextEra Energy, Inc.	8,594

		30,854

	Electrical Equipment – 0.7%
24	Acuity Brands, Inc.	4,140
49	Eaton Corp. PLC	7,106
30	Emerson Electric Co.	2,705
43	Hubbell, Inc.	8,401
423	Plug Power, Inc.(a)	8,891
42	Rockwell Automation, Inc.	10,612
522	Sunrun, Inc.(a)	10,430

		52,285

	Electronic Equipment, Instruments & Components – 0.6%
120	Avnet, Inc.	5,239
7	CDW Corp.	1,142
123	Cognex Corp.	8,319
27	Coherent, Inc.(a)	7,233
73	Corning, Inc.	2,569
128	Itron, Inc.(a)	6,116
8	Keysight Technologies, Inc.(a)	1,122
24	Littelfuse, Inc.	5,502
80	TE Connectivity Ltd.	9,982
11	Trimble, Inc.(a)	734

		47,958

	Energy Equipment & Services – 0.2%
624	Archrock, Inc.	5,435

Shares	Description	Value (†)

Common Stocks – continued
	Energy Equipment & Services – continued
61	Baker Hughes Co.	$1,892
273	ChampionX Corp.	5,760
91	Schlumberger NV	3,550

		16,637

	Entertainment – 1.4%
42	Activision Blizzard, Inc.	3,175
104	Electronic Arts, Inc.	12,277
154	Netflix, Inc.(a)	29,316
121	Take-Two Interactive Software, Inc.(a)	14,461
370	Walt Disney Co. (The)(a)	41,303
509	Warner Bros Discovery, Inc.(a)	9,238

		109,770

	Food & Staples Retailing – 0.6%
91	BJ’s Wholesale Club Holdings, Inc.(a)	5,856
8	Costco Wholesale Corp.	4,254
50	Kroger Co. (The)	2,698
229	SpartanNash Co.	7,850
290	Sprouts Farmers Market, Inc.(a)	8,642
148	Sysco Corp.	12,651
70	Walgreens Boots Alliance, Inc.	2,968
37	Walmart, Inc.	5,660

		50,579

	Food Products – 0.4%
74	Campbell Soup Co.	3,494
87	Darling Ingredients, Inc.(a)	6,385
57	General Mills, Inc.	4,032
125	Hain Celestial Group, Inc. (The)(a)	4,192
48	Hormel Foods Corp.	2,515
63	Ingredion, Inc.	5,362
16	J.M. Smucker Co. (The)	2,191
26	Kellogg Co.	1,781
17	McCormick & Co., Inc.	1,710
46	Mondelez International, Inc., Class A	2,966

		34,628

	Gas Utilities – 0.2%
212	New Jersey Resources Corp.	9,150
71	ONE Gas, Inc.	5,990

		15,140

	Health Care Equipment & Supplies – 1.0%
4	Align Technology, Inc.(a)	1,160
19	Baxter International, Inc.	1,350
27	Becton Dickinson & Co.	6,674
9	Cooper Cos., Inc. (The)	3,249
4	DexCom, Inc.(a)	1,634
33	Edwards Lifesciences Corp.(a)	3,491
5	Embecta Corp.(a)	152

Shares	Description	Value (†)

Common Stocks – continued
	Health Care Equipment & Supplies – continued
67	Globus Medical, Inc., Class A(a)	$4,437
74	Haemonetics Corp.(a)	3,750
27	Hologic, Inc.(a)	1,944
58	Intuitive Surgical, Inc.(a)	13,879
34	Penumbra, Inc.(a)	5,867
31	STAAR Surgical Co.(a)	1,770
109	STERIS PLC	24,421
11	Stryker Corp.	2,654
43	Tandem Diabetes Care, Inc.(a)	4,149
7	Teleflex, Inc.	1,999

		82,580

	Health Care Providers & Services – 1.8%
23	Amedisys, Inc.(a)	2,936
10	Anthem, Inc.	5,019
43	Centene Corp.(a)	3,464
16	Chemed Corp.	7,862
16	Cigna Corp.	3,949
195	CVS Health Corp.	18,745
62	DaVita, Inc.(a)	6,719
61	Encompass Health Corp.	4,199
228	HCA Healthcare, Inc.	48,917
32	Henry Schein, Inc.(a)	2,595
58	Humana, Inc.	25,785
10	Laboratory Corp. of America Holdings(a)	2,403
165	MEDNAX, Inc.(a)	3,056
16	Quest Diagnostics, Inc.	2,141
170	Select Medical Holdings Corp.	3,844
91	Tenet Healthcare Corp.(a)	6,598

		148,232

	Health Care Technology – 0.6%
301	Allscripts Healthcare Solutions, Inc.(a)	6,219
21	Cerner Corp.	1,966
510	Doximity, Inc., Class A(a)	20,334
97	Veeva Systems, Inc., Class A(a)	17,649

		46,168

	Hotels, Restaurants & Leisure – 1.7%
17	Booking Holdings, Inc.(a)	37,575
12	Expedia Group, Inc.(a)	2,097
123	Hilton Worldwide Holdings, Inc.(a)	19,101
72	Jack in the Box, Inc.	5,959
23	McDonald’s Corp.	5,731
120	Six Flags Entertainment Corp.(a)	4,592
314	Starbucks Corp.	23,437
155	Travel & Leisure Co.	8,599
346	Yum China Holdings, Inc.	14,463
105	Yum! Brands, Inc.	12,286

		133,840

Shares	Description	Value (†)

Common Stocks – continued
	Household Durables – 0.4%
29	DR Horton, Inc.	$2,018
194	KB Home	6,291
76	Meritage Homes Corp.(a)	6,274
290	PulteGroup, Inc.	12,110
255	Taylor Morrison Home Corp.(a)	6,679

		33,372

	Household Products – 0.6%
261	Colgate-Palmolive Co.	20,110
91	Kimberly-Clark Corp.	12,634
91	Procter & Gamble Co. (The)	14,610

		47,354

	Independent Power & Renewable Electricity Producers – 0.2%
76	AES Corp. (The)	1,552
215	NextEra Energy Partners LP	14,332
157	Sunnova Energy International, Inc.(a)	2,711

		18,595

	Industrial Conglomerates – 0.3%
60	3M Co.	8,653
152	General Electric Co.	11,332
30	Honeywell International, Inc.	5,805

		25,790

	Insurance – 1.9%
28	Aflac, Inc.	1,604
32	Allstate Corp. (The)	4,049
476	American International Group, Inc.	27,851
33	Chubb Ltd.	6,813
110	First American Financial Corp.	6,414
41	Hanover Insurance Group, Inc. (The)	6,020
339	Hartford Financial Services Group, Inc. (The)	23,706
46	Marsh & McLennan Cos., Inc.	7,438
19	MetLife, Inc.	1,248
56	Prudential Financial, Inc.	6,077
246	Reinsurance Group of America, Inc.	26,401
119	Selective Insurance Group, Inc.	9,801
35	Travelers Cos., Inc. (The)	5,987
96	Willis Towers Watson PLC	20,626

		154,035

	Interactive Media & Services – 2.8%
23	Alphabet, Inc., Class A(a)	52,490
28	Alphabet, Inc., Class C(a)	64,381
421	Meta Platforms, Inc., Class A(a)	84,398
1,044	Pinterest, Inc., Class A(a)	21,423
19	Twitter, Inc.(a)	932

		223,624

Shares	Description	Value (†)

Common Stocks – continued
	Internet & Direct Marketing Retail – 1.7%
145	Alibaba Group Holding Ltd., Sponsored ADR(a)	$14,078
34	Amazon.com, Inc.(a)	84,512
572	eBay, Inc.	29,698
104	Etsy, Inc.(a)	9,692
253	Qurate Retail, Inc., Class A	1,065

		139,045

	IT Services – 3.3%
13	Accenture PLC, Class A	3,905
41	Automatic Data Processing, Inc.	8,946
146	Block, Inc.(a)	14,533
53	Cognizant Technology Solutions Corp., Class A	4,288
44	Concentrix Corp.	6,929
396	DXC Technology Co.(a)	11,365
271	Fiserv, Inc.(a)	26,536
84	Gartner, Inc.(a)	24,406
97	Global Payments, Inc.	13,287
73	International Business Machines Corp.	9,651
6	Kyndryl Holdings, Inc.(a)	71
93	Mastercard, Inc., Class A	33,794
42	Paychex, Inc.	5,323
212	PayPal Holdings, Inc.(a)	18,641
46	Perficient, Inc.(a)	4,573
17	Shopify, Inc., Class A(a)	7,256
11	VeriSign, Inc.(a)	1,966
317	Visa, Inc., Class A	67,562
33	WEX, Inc.(a)	5,486

		268,518

	Life Sciences Tools & Services – 0.7%
35	Agilent Technologies, Inc.	4,174
32	Danaher Corp.	8,036
86	Illumina, Inc.(a)	25,512
135	NeoGenomics, Inc.(a)	1,276
36	Repligen Corp.(a)	5,661
16	Thermo Fisher Scientific, Inc.	8,847
8	Waters Corp.(a)	2,424

		55,930

	Machinery – 1.3%
65	AGCO Corp.	8,281
31	Caterpillar, Inc.	6,527
32	Chart Industries, Inc.(a)	5,402
59	Cummins, Inc.	11,162
69	Deere & Co.	26,051
31	Illinois Tool Works, Inc.	6,111
108	ITT, Inc.	7,584
85	Oshkosh Corp.	7,857
19	Otis Worldwide Corp.	1,384
143	PACCAR, Inc.	11,876
18	Parker-Hannifin Corp.	4,875

Shares	Description	Value (†)

Common Stocks – continued
	Machinery – continued
107	Terex Corp.	$3,638
92	Toro Co. (The)	7,372

		108,120

	Media – 1.4%
6	Cable One, Inc.	6,997
75	Charter Communications, Inc., Class A(a)	32,137
782	Comcast Corp., Class A	31,092
359	Interpublic Group of Cos., Inc. (The)	11,710
115	New York Times Co. (The), Class A	4,407
708	News Corp., Class A	14,061
153	Omnicom Group, Inc.	11,648
49	Paramount Global, Class B	1,427

		113,479

	Metals & Mining – 0.5%
74	Alcoa Corp.	5,017
206	Cleveland-Cliffs, Inc.(a)	5,251
191	Commercial Metals Co.	7,831
24	Newmont Corp.	1,748
14	Nucor Corp.	2,167
42	Reliance Steel & Aluminum Co.	8,327
106	Steel Dynamics, Inc.	9,089

		39,430

	Multi-Utilities – 0.2%
80	Consolidated Edison, Inc.	7,419
31	DTE Energy Co.	4,063
20	Sempra Energy	3,227
20	WEC Energy Group, Inc.	2,001

		16,710

	Multiline Retail – 0.3%
96	Kohl’s Corp.	5,556
234	Macy’s, Inc.	5,656
71	Target Corp.	16,234

		27,446

	Oil, Gas & Consumable Fuels – 2.5%
723	Antero Midstream Corp.	7,425
915	APA Corp.	37,451
65	Chevron Corp.	10,184
452	CNX Resources Corp.(a)	9,289
401	ConocoPhillips	38,303
140	Diamondback Energy, Inc.	17,672
375	EOG Resources, Inc.	43,785
196	EQT Corp.	7,791
142	Exxon Mobil Corp.	12,105
137	Kinder Morgan, Inc.	2,487
166	Marathon Oil Corp.	4,137
187	Range Resources Corp.(a)	5,599

Shares	Description	Value (†)

Common Stocks – continued
	Oil, Gas & Consumable Fuels – continued
684	Southwestern Energy Co.(a)	$5,130
38	Valero Energy Corp.	4,236

		205,594

	Paper & Forest Products – 0.1%
65	Louisiana-Pacific Corp.	4,194

	Pharmaceuticals – 2.0%
445	Bristol-Myers Squibb Co.	33,495
45	Jazz Pharmaceuticals PLC(a)	7,210
84	Johnson & Johnson	15,159
186	Merck & Co., Inc.	16,496
345	Novartis AG, Sponsored ADR	30,370
129	Novo Nordisk A/S, Sponsored ADR	14,706
217	Pfizer, Inc.	10,648
597	Roche Holding AG, Sponsored ADR	27,570
185	Viatris, Inc.	1,911
21	Zoetis, Inc.	3,722

		161,287

	Professional Services – 0.4%
59	Equifax, Inc.	12,008
86	Exponent, Inc.	8,239
88	Korn Ferry	5,407
52	ManpowerGroup, Inc.	4,690

		30,344

	Real Estate Management & Development – 0.3%
190	CBRE Group, Inc., Class A(a)	15,778
44	Jones Lang LaSalle, Inc.(a)	9,624

		25,402

	REITs - Apartments – 0.4%
154	American Campus Communities, Inc.	9,959
11	AvalonBay Communities, Inc.	2,502
104	Camden Property Trust	16,317
60	Equity Residential	4,890

		33,668

	REITs - Diversified – 0.6%
508	American Assets Trust, Inc.	18,593
41	American Tower Corp.	9,882
35	Crown Castle International Corp.	6,482
15	Digital Realty Trust, Inc.	2,192
6	Equinix, Inc.	4,315
120	Weyerhaeuser Co.	4,946

		46,410

	REITs - Health Care – 0.1%
32	Ventas, Inc.	1,777

Shares	Description	Value (†)

Common Stocks – continued
	REITs - Health Care – continued
44	Welltower, Inc.	$3,996

		5,773

	REITs - Hotels – 0.0%
100	Host Hotels & Resorts, Inc.	2,035

	REITs - Mortgage – 0.1%
265	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	10,597

	REITs - Office Property – 0.5%
784	Brandywine Realty Trust	9,149
385	Corporate Office Properties Trust	10,276
261	Douglas Emmett, Inc.	7,689
356	Easterly Government Properties, Inc.	6,782
119	Kilroy Realty Corp.	8,330

		42,226

	REITs - Regional Malls – 0.0%
275	Macerich Co. (The)	3,451

	REITs - Shopping Centers – 0.2%
635	Brixmor Property Group, Inc.	16,116

	REITs - Warehouse/Industrials – 0.1%
65	ProLogis, Inc.	10,419

	Road & Rail – 0.4%
20	Avis Budget Group, Inc.(a)	5,353
8	Canadian Pacific Railway Ltd.	586
181	CSX Corp.	6,216
28	Norfolk Southern Corp.	7,221
66	Ryder System, Inc.	4,613
27	Union Pacific Corp.	6,326

		30,315

	Semiconductors & Semiconductor Equipment – 2.7%
57	Advanced Micro Devices, Inc.(a)	4,875
29	Analog Devices, Inc.	4,477
44	Applied Materials, Inc.	4,855
65	Cirrus Logic, Inc.(a)	4,927
43	Enphase Energy, Inc.(a)	6,940
187	First Solar, Inc.(a)	13,657
332	Intel Corp.	14,472
8	Lam Research Corp.	3,726
145	Lattice Semiconductor Corp.(a)	6,966
102	Micron Technology, Inc.	6,955
421	NVIDIA Corp.	78,083
239	QUALCOMM, Inc.	33,386
59	Silicon Laboratories, Inc.(a)	7,960
29	Synaptics, Inc.(a)	4,305
84	Texas Instruments, Inc.	14,301
37	Universal Display Corp.	4,726

Shares	Description	Value (†)

Common Stocks – continued
	Semiconductors & Semiconductor Equipment – continued
64	Wolfspeed, Inc.(a)	$5,869

		220,480

	Software – 4.0%
21	Adobe, Inc.(a)	8,315
46	Aspen Technology, Inc.(a)	7,293
196	Autodesk, Inc.(a)	37,099
53	Blackbaud, Inc.(a)	3,074
104	CommVault Systems, Inc.(a)	6,344
19	Fair Isaac Corp.(a)	7,097
235	Microsoft Corp.	65,217
679	NortonLifeLock, Inc.	17,002
845	Oracle Corp.	62,023
34	Paylocity Holding Corp.(a)	6,447
46	Qualys, Inc.(a)	6,269
267	Salesforce, Inc.(a)	46,976
57	SPS Commerce, Inc.(a)	6,819
207	Workday, Inc., Class A(a)	42,787

		322,762

	Specialty Retail – 0.9%
150	American Eagle Outfitters, Inc.	2,267
20	Asbury Automotive Group, Inc.(a)	3,674
4	AutoZone, Inc.(a)	7,822
44	Best Buy Co., Inc.	3,957
71	Boot Barn Holdings, Inc.(a)	6,394
43	Five Below, Inc.(a)	6,755
19	GameStop Corp., Class A(a)	2,376
18	Home Depot, Inc. (The)	5,407
21	Lithia Motors, Inc.	5,946
72	Lowe’s Cos., Inc.	14,237
53	TJX Cos., Inc. (The)	3,248
16	Tractor Supply Co.	3,223
8	Ulta Beauty, Inc.(a)	3,174
45	Williams-Sonoma, Inc.	5,872

		74,352

	Technology Hardware, Storage & Peripherals – 0.2%
130	Hewlett Packard Enterprise Co.	2,003
140	HP, Inc.	5,128
91	Seagate Technology Holdings PLC	7,466

		14,597

	Textiles, Apparel & Luxury Goods – 0.6%
39	Crocs, Inc.(a)	2,591
27	Deckers Outdoor Corp.(a)	7,175
25	NIKE, Inc., Class B	3,117
1,099	Under Armour, Inc., Class A(a)	16,881
230	VF Corp.	11,960
130	Wolverine World Wide, Inc.	2,577

		44,301

Shares	Description	Value (†)

Common Stocks – continued
	Thrifts & Mortgage Finance – 0.1%
150	Mr. Cooper Group, Inc.(a)	$6,745

	Trading Companies & Distributors – 0.1%
44	GATX Corp.	4,549

	Water Utilities – 0.1%
26	American Water Works Co., Inc.	4,006
145	Essential Utilities, Inc.	6,490

		10,496

	Wireless Telecommunication Services – 0.2%
143	T-Mobile US, Inc.(a)	17,609

	Total Common Stocks (Identified Cost $4,951,858)	4,729,345

Principal Amount

Bonds and Notes – 4.1%
	Automotive – 0.1%
$ 3,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	2,960
2,000	Lear Corp., 4.250%, 5/15/2029	1,934
2,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	1,771

		6,665

	Banking – 0.7%
3,000	American Express Co., 3.700%, 8/03/2023	3,033
4,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	3,806
3,000	Bank of New York Mellon Corp. (The), Series 12, MTN, 3.650%, 2/04/2024	3,031
2,000	Bank of Nova Scotia (The), 3.400%, 2/11/2024	2,003
5,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	4,465
3,000	Citigroup, Inc., 4.600%, 3/09/2026	3,021
3,000	Goldman Sachs Group, Inc. (The), 3.750%, 5/22/2025	2,987
3,000	JPMorgan Chase & Co., (fixed rate to 3/01/2024, variable rate thereafter), 3.220%, 3/01/2025	2,973
4,000	KeyCorp, MTN, 2.550%, 10/01/2029	3,568
1,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028, 144A	952
2,000	Morgan Stanley, (fixed rate to 1/23/2029, variable rate thereafter), GMTN, 4.431%, 1/23/2030	1,979
2,000	Morgan Stanley, (fixed rate to 7/20/2026, variable rate thereafter), GMTN, 1.512%, 7/20/2027	1,780

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Banking – continued
$ 3,000	PNC Financial Services Group, Inc. (The), 2.600%, 7/23/2026	$2,882
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,932
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,988
2,000	State Street Corp., 2.400%, 1/24/2030	1,796
2,000	Toronto-Dominion Bank (The), GMTN, 2.450%, 1/12/2032	1,718
4,000	Truist Bank, 3.200%, 4/01/2024	4,002
3,000	Westpac Banking Corp., 2.350%, 2/19/2025	2,917

		52,833

	Brokerage – 0.1%
3,000	BlackRock, Inc., 2.400%, 4/30/2030	2,685
5,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	3,817

		6,502

	Building Materials – 0.0%
3,000	Owens Corning, 3.950%, 8/15/2029	2,934

	Chemicals – 0.0%
2,000	LYB International Finance BV, 5.250%, 7/15/2043	2,018

	Construction Machinery – 0.1%
4,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023	3,908

	Diversified Manufacturing – 0.1%
3,000	3M Co., 3.050%, 4/15/2030	2,816
2,000	Emerson Electric Co., 2.000%, 12/21/2028	1,788

		4,604

	Electric – 0.2%
3,000	Duke Energy Corp., 3.750%, 4/15/2024	3,022
4,000	Entergy Corp., 0.900%, 9/15/2025	3,621
2,000	Exelon Corp., 4.050%, 4/15/2030	1,957
4,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	3,417
3,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	2,939

		14,956

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Environmental – 0.0%
$ 2,000	Republic Services, Inc., 1.450%, 2/15/2031	$1,589

	Finance Companies – 0.1%
2,000	Ares Capital Corp., 3.250%, 7/15/2025	1,904
2,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	1,774

		3,678

	Food & Beverage – 0.1%
4,000	Coca-Cola Co. (The), 1.450%, 6/01/2027	3,643
3,000	General Mills, Inc., 4.000%, 4/17/2025	3,042
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,787
3,000	PepsiCo, Inc., 2.750%, 3/19/2030	2,782

		11,254

	Government Owned—No Guarantee – 0.1%
5,000	Federal National Mortgage Association, 6.625%, 11/15/2030	6,273

	Health Insurance – 0.1%
3,000	Anthem, Inc., 4.101%, 3/01/2028	2,997
3,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	3,434

		6,431

	Healthcare – 0.1%
1,000	CVS Health Corp., 4.300%, 3/25/2028	1,005
2,000	DH Europe Finance II S.a.r.l., 2.200%, 11/15/2024	1,939
2,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	1,943
2,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	1,785

		6,672

	Integrated Energy – 0.1%
3,000	BP Capital Markets PLC, 3.814%, 2/10/2024	3,026
3,000	Exxon Mobil Corp., 2.992%, 3/19/2025	2,970
2,000	Shell International Finance BV, 6.375%, 12/15/2038	2,446

		8,442

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Life Insurance – 0.0%
$ 2,000	Athene Holding Ltd., 6.150%, 4/03/2030	$2,103

	Midstream – 0.0%
3,000	Kinder Morgan Energy Partners LP, 4.150%, 2/01/2024	3,032

	Mortgage Related – 0.8%
12,747	FHLMC, 2.500%, with various maturities from 2051 to 2052(b)	11,646
5,986	FHLMC, 3.000%, 4/01/2052	5,653
3,000	FHLMC, 3.500%, 5/01/2052	2,914
14,237	FNMA, 2.000%, with various maturities in 2051(b)	12,584
12,739	FNMA, 2.500%, with various maturities in 2051(b)	11,644
10,173	FNMA, 3.000%, with various maturities from 2034 to 2051(b)	9,679
5,931	FNMA, 3.500%, with various maturities from 2049 to 2052(b)	5,767
857	FNMA, 4.000%, with various maturities from 2049 to 2050(b)	854
560	FNMA, 4.500%, with various maturities from 2048 to 2049(b)	571

		61,312

	Natural Gas – 0.0%
4,000	NiSource, Inc., 0.950%, 8/15/2025	3,627

	Pharmaceuticals – 0.1%
3,000	AbbVie, Inc., 3.600%, 5/14/2025	2,980
2,000	Biogen, Inc., 2.250%, 5/01/2030	1,672
2,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	1,939

		6,591

	Railroads – 0.0%
3,000	CSX Corp., 2.600%, 11/01/2026	2,862

	REITs - Apartments – 0.0%
2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,828

	REITs - Health Care – 0.0%
2,000	Welltower, Inc., 2.800%, 6/01/2031	1,769

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	REITs - Office Property – 0.1%
$ 3,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	$2,989
2,000	Boston Properties LP, 2.750%, 10/01/2026	1,891
4,000	Piedmont Operating Partnership LP, 3.150%, 8/15/2030	3,504

		8,384

	REITs - Warehouse/Industrials – 0.0%
2,000	Prologis LP, 1.250%, 10/15/2030	1,617

	Restaurants – 0.0%
3,000	Starbucks Corp., 2.250%, 3/12/2030	2,567

	Retailers – 0.1%
2,000	Amazon.com, Inc., 3.875%, 8/22/2037	1,947
4,000	TJX Cos., Inc. (The), 1.150%, 5/15/2028	3,425

		5,372

	Technology – 0.2%
3,000	Apple, Inc., 2.500%, 2/09/2025	2,959
2,000	HP, Inc., 3.000%, 6/17/2027	1,875
2,000	Intel Corp., 2.450%, 11/15/2029	1,810
3,000	International Business Machines Corp., 4.000%, 6/20/2042	2,745
2,000	NVIDIA Corp., 2.850%, 4/01/2030	1,862
3,000	Oracle Corp., 2.950%, 5/15/2025	2,903
4,000	QUALCOMM, Inc., 1.650%, 5/20/2032	3,242

		17,396

	Treasuries – 0.8%
4,000	U.S. Treasury Bond, 2.250%, 5/15/2041	3,466
3,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,660
9,000	U.S. Treasury Bond, 2.875%, 11/15/2046	8,571
9,000	U.S. Treasury Bond, 3.000%, 5/15/2045	8,704
5,000	U.S. Treasury Bond, 3.000%, 2/15/2048	4,913
6,000	U.S. Treasury Bond, 3.000%, 2/15/2049	5,953

Principal Amount	Description	Value (†)

Bonds and Notes – continued
	Treasuries – continued
$ 14,000	U.S. Treasury Note, 0.375%, 11/30/2025	$12,780
15,000	U.S. Treasury Note, 2.125%, 12/31/2022	15,036

		62,083

	Utility Other – 0.0%
2,000	Essential Utilities, Inc., 4.276%, 5/01/2049	1,853

	Wireless – 0.0%
3,000	Vodafone Group PLC, 6.150%, 2/27/2037	3,314

	Wirelines – 0.1%
2,000	AT&T, Inc., 3.650%, 6/01/2051	1,621
2,000	AT&T, Inc., 5.250%, 3/01/2037	2,121
4,000	Verizon Communications, Inc., 3-month LIBOR + 1.100%, 1.606%, 5/15/2025(c)	4,044

		7,786

	Total Bonds and Notes (Identified Cost $369,907)	332,255

Shares

Exchange-Traded Funds – 9.3%
10,897	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $847,043)	752,656

Mutual Funds – 14.3%
29,217	WCM Focused Emerging Markets Fund, Institutional Class	413,712
35,853	WCM Focused International Growth Fund, Institutional Class	740,014

	Total Mutual Funds (Identified Cost $1,454,795)	1,153,726

Affiliated Mutual Funds – 10.8%
13,773	Mirova Global Green Bond Fund, Class N	124,923
64,811	Mirova International Sustainable Equity Fund, Class N	751,159

	Total Affiliated Mutual Funds (Identified Cost $1,056,485)	876,082

Principal Amount

Short-Term Investments – 3.8%
$304,985	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/29/2022 at 0.000% to be repurchased at $304,985 on 5/02/2022 collateralized by $109,100 U.S. Treasury Note, 1.000% due 7/31/2028 valued at $97,556; $2,800 U.S. Treasury Note, 1.500% due 11/30/2028 valued at $2,566; $32,200 U.S. Treasury Note, 2.875% due 8/15/2028 valued at $32,340; $174,300 U.S. Treasury Note, 3.125% due 11/15/2028 valued at $179,145 including accrued interest(d) (Identified Cost $304,985)	304,985

	Total Investments – 100.9% (Identified Cost $8,985,073)	$8,149,049
	Other assets less liabilities – (0.9)%	(76,684)

	Net Assets – 100.0%	$8,072,365

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Mutual Funds are valued at net asset value.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(c)	Variable rate security. Rate as of April 30, 2022 is disclosed.
(d)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of April 30, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the value of Rule 144A holdings amounted to $952 or less than 0.1% of net assets.
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
ETF	Exchange-Traded Fund
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions

A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2022, is as follows:

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2022	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$123,064	$16,616	$2,752	$(353)	$(11,652)	$124,923	13,773	$1,955
Mirova International Sustainable Equity Fund, Class N	721,934	121,367	988	(53)	(91,101)	751,159	64,811	—

	$844,998	$137,983	$3,740	$(406)	$(102,753)	$876,082	78,584	$1,955

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,729,345	$—	$—	$4,729,345
Bonds and Notes*	—	332,255	—	332,255
Exchange-Traded Funds	752,656	—	—	752,656
Mutual Funds	1,153,726	—	—	1,153,726
Affiliated Mutual Funds	876,082	—	—	876,082
Short-Term Investments	—	304,985	—	304,985

Total	$7,511,809	$637,240	$—	$8,149,049

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2022 (Unaudited)

Equity	91.5%
Fixed Income	5.6
Short-Term Investments	3.8

Total Investments	100.9
Other assets less liabilities	(0.9)

Net Assets	100.0%